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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                November 3, 2000


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Citizens Funds
          File Nos. 811-3626 and 2-80886


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Citizens Funds, a Massachusetts business trust, hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by Citizens Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 49 to the Funds' registration statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 1, 2000, is the most recent amendment to Citizens Funds' registration statement.

Please call the undersigned at (617) 951-8383 with any questions relating to this filing.


                                                          Sincerely,

                                                          Jennifer H. Hurford